SCHEDULE OF INTANGIBLE ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Eligibility rights	$ 77	$ 600	$ 600
Intelligent financial management system	429	3,340
Sub-total	506	3,940	600
Less: accumulated depreciation	(50)	(390)
Intangible asset, net	$ 456	$ 3,550	$ 600